Description of Organization and Business Operations	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Description of Organization and Business Operations [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Motion Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on August 11, 2020. The Company’s sponsor is Motion Acquisition LLC, a Delaware limited liability company (the “Sponsor”). The Company’s fiscal year end is December 31.

Business Combination

On November 5, 2021 (the “Closing Date”), subsequent to the fiscal year to which this Annual Report on Form 10 K/A relates, Motion Acquisition Corp. (the “Company” or, prior to the closing of the Business Combination (as defined below), sometimes referred to herein as “Motion”) consummated the previously announced Business Combination following meeting of its stockholders, where the stockholders of the Company considered and approved, among other matters, a proposal to adopt that certain Agreement and Plan of Merger dated March 8, 2021 (the “Merger Agreement”), by and among the Company, Motion Merger Sub Corp., a Delaware corporation and a direct wholly owned subsidiary of the Company, and Ambulnz, Inc., a Delaware corporation (“Ambulnz”). In connection with the consummation of the Business Combination, the registrant changed its name from Motion Acquisition Corp. to DocGo Inc.

As contemplated by the Merger Agreement and as described in Motion’s definitive proxy statement/consent solicitation/prospectus filed with the U.S. Securities and Exchange Commission (the “SEC”) on October 14, 2021 (the “Prospectus”), Merger Sub was merged with and into Ambulnz, with Ambulnz continuing as the surviving corporation (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). As a result of the Merger, Ambulnz is a wholly-owned subsidiary of DocGo and each share of Series A preferred stock of Ambulnz, no par value (“Ambulnz Preferred Stock”), Class A common stock of Ambulnz, no par value (“Ambulnz Class A Common Stock”), and Class B common stock of Ambulnz, no par value (“Ambulnz Class B Common Stock”, together with Ambulnz Class A Common Stock, “Ambulnz Common Stock”) was cancelled and converted into the right to receive a portion of merger consideration issuable as common stock of DocGo, par value $0.0001, pursuant to the terms and conditions set forth in the Merger Agreement.

The material provisions of the Merger Agreement are described in the Prospectus in the section entitled “Proposal No.1 — The Business Combination Proposal — The Merger Agreement” beginning on page 97.

Business Purpose Prior to the Business Combination

The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities. The Company is not limited to a particular industry or geographic region for purposes of consummating a business combination. The Company has neither engaged in any operations nor generated revenue to date.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its initial public offering of units (the “Initial Public Offering”), although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward completing a business combination. Furthermore, there is no assurance that the Company will be able to successfully complete a business combination.

Proposed Business Combination

On March 8, 2021, the Company entered into a merger agreement with Ambulnz, Inc. The proposed business combination is subject to the approval of both companies’ stockholders, obtaining the required regulatory approvals, and the fulfillment of other conditions. See Note 11 for a further description of this proposed business combination.

Financing Prior to the Business Combination

The registration statement for the Company’s Initial Public Offering was declared effective on October 14, 2020. On October 19, 2020, the Company consummated its Initial Public Offering of 11,500,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $115.0 million, and incurring offering costs of approximately $6.7 million, inclusive of $4.0 million in deferred underwriting commissions (Note 4).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 2,533,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to the Sponsor, generating gross proceeds of $3.8 million (Note 5).

The Company granted the underwriter a 45-day option from the date of Initial Public Offering to purchase up to 1,725,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. In November 2020, the underwriter advised the Company that it had elected to not exercise the over-allotment option (Note 4).

Trust Account Prior to the Business Combination

Upon the closing of the Initial Public Offering and the Private Placement, $115.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and Private Placement Warrants in the Private Placement were placed in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee. The proceeds held in the Trust Account will either be held as cash or invested only in U.S. “government securities,” within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under the Investment Company Act, which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a business combination and (ii) the distribution of the Trust Account as described below.

Pursuant to stock exchange listing rules, the Company must complete an initial business combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial business combination. However, the Company will only complete a business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay taxes, none of the funds held in the Trust Account will be released until the earliest of: (i) the completion of the business combination; (ii) the redemption of any of Public Shares to its holders (the “Public Stockholders”) properly tendered in connection with a stockholder vote to amend certain provisions of the Company’s amended and restated certificate of incorporation prior to an initial business combination and (iii) the redemption of 100% of the Public Shares if the Company does not complete a business combination within the Combination Period (as defined below).

The Company will have 24 months from the closing of the Initial Public Offering, or October 19, 2022, to complete its initial business combination (the “Combination Period”). If the Company does not complete a business combination within this period of time (and stockholders do not approve an amendment to the Company’s amended and restated certificate of incorporation to extend this date), it will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholder’s rights as stockholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The Company’s Sponsor and the Company’s officers and directors have entered into agreements with the Company, pursuant to which they have waived their rights to participate in any redemption with respect to their Founder Shares (as defined below) in the event the Company does not complete a business combination within the required time period; provided, however, if the Sponsor or any of the Company’s officers, directors or affiliates acquire Public Shares after the Initial Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a business combination within the Combination Period. In the event of such distribution, it is possible that the per share value in the Trust Account will be less than the Initial Public Offering price per Unit of $10.00.

Note 1 — Description of Organization and Business Operations

Business Combination

On November 5, 2021 (the “Closing Date”), subsequent to the fiscal quarter ended September 30, 2021, the fiscal quarter to which this Quarterly Report on Form 10-Q (the “Report”) relates, Motion Acquisition Corp. (the “Company” or, prior to the closing of the Business Combination (as defined below), sometimes referred to herein as “Motion”) consummated the previously announced Business Combination following meeting of its stockholders, where the stockholders of the Company considered and approved, among other matters, a proposal to adopt that certain Agreement and Plan of Merger dated March 8, 2021 (the “Merger Agreement”), by and among the Company, Motion Merger Sub Corp., a Delaware corporation and a direct wholly owned subsidiary of the Company, and Ambulnz, Inc., a Delaware corporation (“Ambulnz”). In connection with the consummation of the Business Combination, the registrant changed its name from Motion Acquisition Corp. to DocGo Inc.

As contemplated by the Merger Agreement and as described in Motion’s definitive proxy statement/consent solicitation/prospectus filed with the U.S. Securities and Exchange Commission (the “SEC”) on October 14, 2021 (the “Prospectus”), Merger Sub was merged with and into Ambulnz, with Ambulnz continuing as the surviving corporation (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). As a result of the Merger, Ambulnz is a wholly-owned subsidiary of DocGo and each share of Series A preferred stock of Ambulnz, no par value (“Ambulnz Preferred Stock”), Class A common stock of Ambulnz, no par value (“Ambulnz Class A Common Stock”), and Class B common stock of Ambulnz, no par value (“Ambulnz Class B Common Stock”, together with Ambulnz Class A Common Stock, “Ambulnz Common Stock”) was cancelled and converted into the right to receive a portion of merger consideration issuable as common stock of DocGo, par value $0.0001, pursuant to the terms and conditions set forth in the Merger Agreement.

The material provisions of the Merger Agreement are described in the Prospectus in the section entitled “Proposal No.1 — The Business Combination Proposal — The Merger Agreement” beginning on page 97.

Organization and General

Motion was incorporated as a Delaware corporation on August 11, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities. The Company was not limited to a particular industry or geographic region for purposes of consummating a business combination. Prior to consummating the Business Combination, the Company had neither engaged in any operations nor generated any revenues.

The Company’s management had broad discretion with respect to the specific application of the net proceeds of its initial public offering of units (the “Initial Public Offering”), although substantially all of the net proceeds of the Initial Public Offering were intended to be generally applied toward completing a business combination.

Sponsor and Financing

The Company’s sponsor is Motion Acquisition LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on October 14, 2020. On October 19, 2020, the Company consummated its Initial Public Offering of 11,500,000 units (the “Units” and, with respect to the Class A common stock included in the Units, the “Public Shares” and with respect to the warrants included in the Units, the “Public Warrants”) at $10.00 per Unit, generating gross proceeds of $115.0 million, and incurring offering costs of approximately $6.7 million, inclusive of $4.0 million in deferred underwriting commissions (Note 3).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 2,533,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to the Sponsor, generating gross proceeds of $3.8 million (Note 4).

Trust Account

Upon the closing of the Initial Public Offering and the Private Placement, $115.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and Private Placement Warrants in the Private Placement were placed in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee. The proceeds held in the Trust Account were invested only in U.S. “government securities,” within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under the Investment Company Act, which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a business combination and (ii) the distribution of the Trust Account as described below.

Pursuant to stock exchange listing rules, the Company was required to complete an initial business combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial business combination. However, the Company could only complete a business combination if the post-transaction company owned or acquired 50% or more of the outstanding voting securities of the target or otherwise acquired a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company’s amended and restated certificate of incorporation provided that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay taxes, none of the funds held in the Trust Account would be released until the earliest of: (i) the completion of the business combination; (ii) the redemption of any of Public Shares to its holders (the “Public Stockholders”) properly tendered in connection with a stockholder vote to amend certain provisions of the Company’s amended and restated certificate of incorporation prior to an initial business combination and (iii) the redemption of 100% of the Public Shares if the Company did not complete a business combination within 24 months from the closing of the Initial Public Offering (such 24 month period, the “Combination Period”).

Liquidity and Capital Resources

The accompanying unaudited condensed consolidated financial statements were prepared assuming the Company would continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of September 30, 2021, the Company had approximately $59,000 of cash in its operating account and approximately $47,000 of negative working capital.

From inception on August 11, 2020 through the time of the Company’s Initial Public Offering on October 19, 2020, the Company’s liquidity needs were satisfied through a payment of $25,000 from the Company’s Chief Executive Officer to fund certain offering costs in exchange for the issuance of the Founder Shares (as defined below) to the Sponsor, and advances to the Company from the Sponsor of approximately $71,000 under a related party note payable (the “Note Payable”) (see Note 4) to pay for other offering costs in connection with the Initial Public Offering. Subsequent to October 19, 2020 through September 30, 2021, the liquidity needs have been satisfied from the net proceeds of the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note Payable on October 19, 2020. In addition, in order to finance transaction costs in connection with a business combination, the Company’s officers, directors and initial stockholders could have provided the Company Working Capital Loans (as defined in Note 4), although they were not required to do so. At September 30, 2021 and as of the closing of the Business Combination, there were no Working Capital Loans outstanding.

Ambulnz, Inc. [Member]
Description of Organization and Business Operations [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1. Organization

The Business

Ambulnz, LLC was originally formed in Delaware on June 17, 2015, as a limited liability company. On November 1, 2017, with an effective date of January 1, 2017, Ambulnz converted its legal structure from a limited liability company to a C-corporation and changed its name to Ambulnz, Inc. (“Ambulnz”). Ambulnz is the sole owner of Ambulnz Holdings, LLC (“Holdings”) which was formed in the state of Delaware on August 5, 2015, as a limited liability company. Holdings is the owner of multiple operating entities incorporated in various states in the United States as well as within England and Wales, United Kingdom.

Ambulnz, Inc. and Subsidiaries (collectively, the “Company”) is a healthcare transportation and Mobile Health services company (“Mobile Health”) that uses proprietary dispatch and communication technology to provide quality healthcare transportation and healthcare services in major metropolitan cities in the United States and the United Kingdom. Mobile Health performs in-person care directly to patients in the comfort of their homes, workplaces and other non-traditional locations.

On March 8, 2021, Motion Acquisition Corp., (“Motion”), entered into a Merger Agreement (“Merger Agreement”) by and among Motion, Motion Merger Sub Corp. and a wholly owned subsidiary of Motion (“Merger Sub”), and Ambulnz, Inc. (“Ambulnz”). Pursuant to the Merger Agreement, the parties will enter into a business combination transaction by which Merger Sub will merge with and into the Ambulnz (“Merger”), with Ambulnz being the surviving entity of the Merger and becoming a wholly-owned subsidiary of Motion. Concurrent with the consummation of the Merger, (i) each option and warrant of Ambulnz that is outstanding and unexercised (“Convertible Securities”) immediately prior to the effective time of the Merger (“Effective Time”) will be assumed by Motion and will represent the right to acquire an adjusted number of shares of Motion Common Stock at an adjusted exercise price, (ii) the outstanding shares of preferred stock of Ambulnz issued and outstanding immediately prior to the Effective Time will be converted into shares of Class A common stock of Ambulnz, in each case, pursuant to the terms of the Merger Agreement. The Company’s Equity, on a fully diluted basis, will be converted into 83.6 million shares of Class A common stock of Motion (excluding 5.0 million additional shares subject to earnout provisions) at a price of $10.00 per share (the “Transaction Shares”).

1. Organization

The Business

Ambulnz, LLC was originally formed in Delaware on June 17, 2015, as a limited liability company. On November 1, 2017, with an effective date of January 1, 2017, Ambulnz converted its legal structure from a limited liability company to a C-corporation and changed its name to Ambulnz, Inc. (“Ambulnz”). Ambulnz is the sole owner of Ambulnz Holdings, LLC (“Holdings”) which was formed in the state of Delaware on August 5, 2015, as a limited liability company. Holdings is the owner of multiple operating entities incorporated in various states in the United States as well as within England and Wales, United Kingdom.

Ambulnz, Inc. and Subsidiaries (collectively, the “Company”) is a healthcare transportation and Mobile Health services company (“Mobile Health”) that uses proprietary dispatch and communication technology to provide quality healthcare transportation and healthcare services in major metropolitan cities in the United States and the United Kingdom. Mobile Health performs in-person care directly to patients in the comfort of their homes, workplaces and other non-traditional locations.